Related Party Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Management [Member]
Loans and Leases Receivable, Related Parties [Roll Forward]
Balance, Beginning of Period	$ 141,972	$ 181,738	$ 202,197
New Loans	1,078	66,269	692
Less Loan Payments	(48,758)	(106,035)	(21,151)
Balance, End of Period	94,292	141,972	$ 181,738
Related Party Deposit Liabilities	$ 14,000,000	$ 13,700,000
All Employees, Officers and Directors [Member]
Loans and Leases Receivable, Related Parties [Roll Forward]
Loans and Leases Receivable, Related Party, Aggregate as Percent of Equity	4.60%	4.90%
Director and Officer [Member]
Loans and Leases Receivable, Related Parties [Roll Forward]
Related Party Transaction, Expenses from Transactions with Related Party	$ 83,000